Inventories (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Inventories
Inventories consist of the following:

	As at March 31,
	2020		2020		2019
	(In millions)
Raw materials, components and consumables	US$	433.1	Rs.	32,776.1	Rs.	36,026.0
Work-in-progress		601.4		45,502.9		38,917.6
Finished goods		3,915.3		296,248.8		315,072.3

Total	US$	4,949.8	Rs.	374,527.8	Rs.	390,015.9